Note 9 - Earnings Per Share - Restricted Stock Units (Details) - shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Restricted Stock Units (RSUs) [Member]
Restricted Stock Units (in shares)	55,546	76,424